Operating lease commitments (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Operating leases
Total lease commitments	$ 3,745	$ 3,953
Future minimum lease payments receivable from non-cancellable sub-leases	7	7
Within 1 Year
Operating leases
Total lease commitments	608	570
Over 1 Year to 5 Years
Operating leases
Total lease commitments	1,716	1,564
Over 5 Years
Operating leases
Total lease commitments	1,421	1,819
Parent Entity
Operating leases
Total lease commitments	3,443	3,314
Future minimum lease payments receivable from non-cancellable sub-leases	7	6
Parent Entity | Within 1 Year
Operating leases
Total lease commitments	555	498
Parent Entity | Over 1 Year to 5 Years
Operating leases
Total lease commitments	1,583	1,356
Parent Entity | Over 5 Years
Operating leases
Total lease commitments	$ 1,305	$ 1,460